Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 15, 2014
Financial assets:
Cash and cash equivalents	$ 37,564	$ 27,561	$ 39,782	$ 46,634
Securities available for sale	77,472	78,477
Loans receivable, net	585,931	551,171
Financial liabilities:
Deposits	635,601	592,811
Other Borrowings	0	7,000			$ 10,000
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	37,564	27,561
Securities available for sale	77,472	78,477
Loans held for sale	1,837	2,009
Loans receivable, net	585,931	551,171
FHLB stock	817	770
Accrued interest receivable	2,344	2,626
Financial liabilities:
Deposits	635,601	592,811
Other Borrowings	0	7,000
Accrued interest payable	146	236
Off-balance sheet financial instruments:
Commitments to extend credit	28	66
Commitments to sell loans	(11)	(22)
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	37,564	27,561
Securities available for sale	77,472	78,477
Loans held for sale	1,837	2,009
Loans receivable, net	585,494	552,395
FHLB stock	817	770
Accrued interest receivable	2,344	2,626
Financial liabilities:
Deposits	635,905	593,297
Other Borrowings	0	7,018
Accrued interest payable	146	236
Off-balance sheet financial instruments:
Commitments to extend credit	28	66
Commitments to sell loans	(11)	(22)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	37,564
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Financial liabilities:
Deposits
Other Borrowings
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale	77,472
Loans held for sale	1,837
Loans receivable, net	585,494
FHLB stock	817
Accrued interest receivable	2,344
Financial liabilities:
Deposits	635,905
Other Borrowings	0
Accrued interest payable	146
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Portion at Other than Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Financial liabilities:
Deposits
Other Borrowings
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit	173,645	184,596
Commitments to sell loans	$ 5,629	$ 9,595